Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax [Abstract]
Effective statutory tax rate		31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances		(58.30%)	(22.80%)	(10.80%)
Additional taxable revenues		(2.90%)	0.10%	0.10%
Non-deductible expenses	[1]	(110.30%)	1.90%	2.90%
Non-taxable revenue		16.80%	(3.60%)	(2.60%)
Dividends from foreign subsidiaries		0.00%	0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		(2.80%)	0.00%	0.00%
Different tax rate applicable to income (loss) of foreign subsidiaries		(19.80%)	0.80%	0.30%
Effect of changes in foreign tax laws		0.50%	23.50%
Effect of changes in domestic tax laws				1.00%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates		5.40%	1.70%	1.70%
Other		(10.80%)	(0.90%)	1.30%
Effective tax rate		(151.20%)	31.70%	24.90%

[1]	Non-deductible expenses during the year ended March 31,2019 included approximately \21 billion relating to goodwill impairment losses (which increased Nomura's effective tax rate by 56.3%) and approximately \13 billion relating to litigation provisions and settlements (which increased Nomura's effective tax rate by 34.0%).